Fair value of financial instruments - Changes in the Level 3 investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Balance - Beginning of period	$ 703,124
Balance - End of period	968,199	$ 703,124
Level 3 | Warrants and convertible loan
Disclosure of financial assets [line items]
Balance - Beginning of period	6,952	1,892
Acquisitions	4,438	6,915
Warrants exercised	(117)	(1,122)
Acquisition of Tintic (note 6)	(10,827)
Change in fair value - warrants exercised	49	300
Change in fair value - expired	(287)	(15)
Change in fair value - held at the end of the year	(241)	(1,018)
Foreign exchange	51
Balance - End of period	$ 18	$ 6,952